3. COMMITMENTS (June 2019 Note) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future capital minimum lease payments

3.	LEASE OBLIGATIONS

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment totaling $51,252. In January 2020 the Company entered into a five-year capital lease and a twelve-month operating lease for $47,750 and $65,463 respectively for the acquisition of manufacturing equipment.

In February 2016, FASB issued ASU 2016-02, “Leases” (Topic 842). ASU 2016-02 requires the recognition of lease asset and lease liabilities by lessees for those leases currently classified as operating leases with terms greater than twelve months and make certain changes to the accounting for lease expenses. The Company adopted this standard effective July 1, 2019 and has reflected its impact upon the El Paso, Texas facility operating lease entered into on July 1, 2019 in connection with the Ross Optical acquisition. The facility lease is a three-year operating lease obligation with total remaining minimum lease payments of $139,791 at March 31, 2020. Total rent expense including base rent and common area expenses were $15,190 and $45,571 during the three and nine months ended March 31, 2020, respectively. Included in the accompanying balance sheet at March 31, 2020 is a right-of-use asset of $132,000 and current and long-term right-of-use operating lease liabilities of $56,196 and $75,804, respectively.

At March 31, 2020, future minimum lease payments under the capital lease and operating lease obligations are as follows:

Fiscal Year Ending June 30:	Capital Leases	Operating Lease
2020	$21,748	$15,190
2021	54,593	61,779
2022	11,280	62,822
2023	11,280	–
2024	11,280	–
2025	6,580	–
Total Minimum Payments	116,761	$139,791
Less: amount representing interest	8,324
Present value of minimum lease payments	108,437
Less: current portion	70,436
	$38,001

Fiscal Year Ending June 30:	Amount
2020	$10,250
2021	5,126
Total minimum payments	15,376
Less: amount representing interest	777
Present value of minimum lease payments	14,599
Less: current portion	9,572
$5,027

Schedule of future operating minimum lease payments
Fiscal Year Ending June 30:	Amount
2020	$40,784
2021	41,803
2022	39,196
Total minimum payments	$121,783